Unadited Condensed Consolidated Balance Sheet (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 170,950	$ 138,374
Accounts receivable	143,538	108,322
Other receivables	781,820	1,261,270
Inventories	269,680	312,937
Prepaid expenses	23,447	11,975
Total current assets	1,389,435	1,832,878
Property and equipment, net	47,873,119	48,772,242
Idle Property nd equipment - net	(2,010,083)	(1,622,154)
Restricted cash	318,646	2,320,326
Other assets	381,812	265,915
Assets of discontinued operations	0	1,231,876
Total long-term assets	50,583,660	54,212,513
Total assets	51,973,095	56,045,391
Current liabilities:
Accounts payable	9,539,512	8,214,553
Accounts payable - construction related	8,213,599	16,007,611
Accrued expenses	3,888,155	829,930
Accrued compensation - related party	1,621,437	1,600,000
Deferred rent	19,700	19,700
Interest payable	3,555,745	1,514,024
Obligations under capital leases	2,784,115	1,538,372
Due to related parties	274,317	168,612
Short-term notes payable	27,237,493	18,523,894
Total current liabilities	57,134,073	48,416,696
Deferred rent	239,854	696,054
Obligations under capital leases	20,584,091	20,204,913
Dividends payable	2,020,361	996,100
Total long-term liabilities	22,844,306	21,897,067
Total liabilties	79,978,379	70,313,763
Stockholders' deficit:
Preferred stock, 10,000,000 shares authorized; Series A Preferred Stock $1,000 par value, 25,000 shares designated, 12,457 shares issued and outstanding at December 31, 2013 8,268 shares issued and outstanding at December 31, 2012	12,457,517	8,268,044
Common Stock, par value $.001 authorized 100,000,000 shares. Issued 41,879,471 shares at December 31, 2013 and 34,644,330 shares at December 31, 2012	41,880	34,644
Additional paid-in capital	75,356,381	27,570,041
Accumulated deficit	(115,861,062)	(50,141,101)
Total stockholders' equity	(28,005,284)	(14,268,372)
Total liabilities and stockholders' equity	$ 51,973,095	$ 56,045,391